Provision for decommissioning costs	12 Months Ended
Dec. 31, 2024
Provision For Decommissioning Costs
Provision for decommissioning costs

20.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	12.31.2024	12.31.2023
Onshore	493	447
Shallow waters	7,266	6,253
Deep and ultra-deep post-salt	12,071	10,873
Pre-salt	6,373	5,630
Total	26,203	23,203
Current	1,696	2,032
Non-current	24,507	21,171

Changes in the provision for decommissioning costs are presented as follows:

Non-current liabilities	2024	2023
Opening balance	23,203	18,600
Adjustment to provision	9,373	3,821
Transfers related to liabilities held for sale	(407)	(339)
Use of provisions	(1,464)	(1,227)
Interest accrued	970	837
Others	26	(8)
Translation adjustment	(5,498)	1,519
Closing balance	26,203	23,203

In 2024, it includes the provision established for the Cherne cluster (US$ 664) in Rio de Janeiro, the Pescada cluster (US$ 46) in Rio Grande do Norte, and the reduction of the provision related to the Uruguá cluster, Uruguá and Tambaú fields, (US$ 338) in Rio de Janeiro. In 2023, it includes the provision established for the Uruguá cluster (US$ 381) and the reduction of the provision related to the Pescada cluster (US$ 41), as set out in note 29.

The expected realization of the provisions is presented below:

	2025	2026	2027	2028	2029	2030 onwards	12.31.2024
Provision for decommissioning costs	1,696	2,593	2,153	2,340	1,724	15,697	26,203

The effect of a change in the discount rate (key assumption) may result in material variations of the provision, as outlined below.

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,631)	(1,484)	(146)
Decrease of 0.5 percentage points	1,796	1,629	166
(1) It includes liabilities held for sale.

The transfer to liabilities held for sale refers to the register and revision of the provision associated with E&P assets in the divestment process and classified as assets held for sale.

Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the declaration of commercial feasibility of an oil and gas field. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant uncertainties (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, if a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss, within other income and expenses.